Due From Financial Institutions At Amortized Cost_Details Of Due From Financial Institutions(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 18,147,672	₩ 17,218,307
Due from financial institutions in Korean won
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	13,414,535	13,102,510
Bank of Korea
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 8,117,840	₩ 8,723,761
Bank of Korea | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Bank of Korea | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
KEB Hana Bank and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 4,641,714	₩ 3,245,841
KEB Hana Bank and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
KEB Hana Bank and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		2.75%	2.75%
Korea Securities Finance Corporation and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 654,981	₩ 1,132,908
Korea Securities Finance Corporation and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Korea Securities Finance Corporation and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		1.23%	1.23%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 4,733,137	₩ 4,115,797
Bank of Korea and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 2,351,929	₩ 1,734,660
Bank of Korea and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Bank of Korea and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.50%	0.50%
INDUSTRIAL BANK CHANGSHA BR. And Others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 1,053,776	₩ 1,001,600
INDUSTRIAL BANK CHANGSHA BR. And Others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
INDUSTRIAL BANK CHANGSHA BR. And Others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		7.80%	7.80%
Morgan Stanley Bank International And Others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 1,327,432	₩ 1,379,537
Morgan Stanley Bank International And Others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Morgan Stanley Bank International And Others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		8.00%	8.00%

[1]	Before netting of allowance.